Basis of Presentation and General Information (Details Narrative)	6 Months Ended
Jun. 30, 2020 Integer
Entity ownership interest	100.00%
Number of ownership interest in vessel - owning entities	5
Number of ownership interest in non vessel - owning entities	1
Sixthone [Member]
Entity ownership interest	100.00%
Mr. Valentis [Member]
Percentage of beneficially owned common stock	80.70%